Investment Risks - Rareview Bloomberg Commodity Index ETF	Aug. 28, 2026
Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. The Fund invests in affiliated underlying funds (the “Affiliated Funds”), unaffiliated underlying funds, or a combination of both. The Adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets among the Affiliated Funds. The Adviser will receive more revenue to the extent it selects Affiliated Fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio. In addition, the Adviser may have an incentive to allocate the Fund’s assets to those Affiliated Funds for which the net advisory fees payable to the Adviser are higher than the fees payable by other Affiliated Funds.

Commodity Price Risk [Member]
Prospectus [Line Items]
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Commodity Price Risk. The NAV of the Fund will be affected by movements in commodity prices generally and by the way in which those prices and other factors affect the prices of the commodity futures contracts. Commodity prices generally may fluctuate widely and may be affected by numerous factors.

Commodity Sector Risk [Member]
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Commodity Sector Risk. The daily performance of the current or “spot” price of certain commodities has a direct impact on Fund performance. To the extent the Fund has significant exposure to a particular commodity sector, the Fund may be more susceptible to loss due to adverse occurrences affecting that sector, including a decline in the price of commodities in such sector.

Agricultural Sector Risk [Member]
Prospectus [Line Items]
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●	Agricultural Sector Risk. Economic forces, including forces affecting agricultural markets, as well as government policies and regulations affecting agriculture companies, could adversely impact a Fund’s investments. Soft commodities, grains and livestock production, and trade flows are significantly affected by government policies and regulations.

Energy Sector Risk [Member]
Prospectus [Line Items]
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●	Energy Sector Risk. Companies engaged in the transportation, storage, processing, refining, marketing, exploration, production, and mining of minerals and natural resources are subject to many risks that can negatively impact the revenues and viability of companies in this sector. These risks include, but are not limited to, commodity price volatility risk, supply and demand risk, reserve and depletion risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. For example, the price of energy securities may fluctuate due to real and perceived inflationary trends and the (often rapid) changes in supply of, or demand for, various natural resources; both domestic and international political and economic developments; the cost required to comply with environmental safety regulations; changes in methods for conserving energy; environmental incidents; and the uncertain success rates for exploration projects. To the extent the Fund focuses its investments in the energy sector, the Fund will be more susceptible to the risks, events and other factors affecting companies in this sector.

Industrials Sector Risk [Member]
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●	Industrials Sector Risk. The value of securities issued by companies in the industrials sector may be adversely affected by supply and demand related to their specific products or services and industrials sector products in general. The products of manufacturing companies may face obsolescence due to rapid technological developments and frequent new product introduction. Government regulations, world events, economic conditions and exchange rates may adversely affect the performance of companies in the industrials sector. Companies in the industrials sector may be adversely affected by liability for environmental damage and product liability claims. Companies in the industrials sector, particularly aerospace and defense companies, may also be adversely affected by government spending policies because companies involved in this sector rely to a significant extent on government demand for their products and services.

Precious Metals Sector Risk [Member]
Prospectus [Line Items]
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●	Precious Metals Sector Risk. Prices of precious metals and of precious metal related securities historically have been very volatile. The production and sale of precious metals by governments or central banks or other larger holders can be affected by various economic, financial, social and political factors, which may be unpredictable and may have a significant impact on the prices of precious metals. Other factors that may affect the prices of precious metals and securities related to them include changes in inflation, the outlook for inflation and changes in industrial and commercial demand for precious metals. In addition, the gains derived from trading in precious metals will be closely monitored to avoid potentially negative tax consequences.

Derivatives Risk [Member]
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Derivatives Risk. Futures and swaps involve risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives subject to regulation by the Commodity Futures Trading Commission (“CFTC”) may be subject to certain rules of the CFTC. Derivative prices are highly volatile and may fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships.

Futures Risk [Member]
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●	Futures Risk. The primary risks associated with the use of futures contracts, which may adversely affect the Fund’s NAV and total return, are (a) the imperfect correlation between the change in market value of the instruments held by the Fund and the price of the futures contract; (b) possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures contract when desired; (c) losses caused by unanticipated market movements, which are potentially unlimited; (d) the inability to predict correctly the direction of investment prices, interest rates, currency exchange rates and other economic factors; (e) the possibility that the counterparty will default in the performance of its obligations; and (f) if the Fund has insufficient cash, it may have to sell investments from its portfolio to meet daily variation margin requirements, and the Fund may have to sell investments at a time when it may be disadvantageous to do so.

Swaps Risk [Member]
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●	Swaps Risk. Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to replace. Over the counter swaps are subject to counterparty default. Leverage inherent in swap contracts will tend to magnify the Fund’s losses.

Options Risk [Member]
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●	Options Risk. There are risks associated with the purchase of call and put options. As the buyer of a put or call option, the Fund risks losing the entire premium invested in the option if the Fund does not exercise the option. Purchased options may decline in value due to changes in price of the underlying security, passage of time and changes in volatility.

Passive Management Risk [Member]
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Passive Management Risk. Because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell an investment because of the investment’s performance. Additionally, unusual market conditions may cause the Index Provider to postpone a scheduled rebalance or reconstitution, which could cause the Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more investments. As the Fund may not fully replicate the Index, it is subject to the risk that the investment strategy of the Adviser may not produce the intended results.

Index Tracking Risk [Member]
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Risk [Text Block]	Index Tracking Risk. The Fund’s return may not match or achieve a high degree of correlation with the return of the Index.
Fixed Income Risk [Member]
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Fixed Income Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers.

Cash and Cash Equivalents Risk [Member]
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Cash and Cash Equivalents Risk. The Fund may hold cash or cash equivalents. Generally, such positions offer less potential for gain than other investments. Holding cash or cash equivalents, even strategically, may lead to missed investment opportunities. This is particularly true when the market for other investments in which the Fund may invest is rapidly rising. If the Fund holds cash uninvested, it will be subject to the credit risk of the depositing institution holding the cash.

Cash Purchases and Redemption Risk [Member]
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Cash Purchases and Redemption Risk. The Fund expects to effect all of its creations and redemptions in cash rather than in-kind. Cash purchases and redemptions may increase transaction costs. Additionally, cash purchases and redemptions may cause the Fund to recognize a gain or loss.

Counterparty Risk [Member]
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Counterparty Risk. Counterparty risk is the risk that a counterparty to a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations, and the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.

ETF Structure Risks [Member]
Prospectus [Line Items]
Risk [Text Block]	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:
Not Individually Redeemable [Member]
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●	Not Individually Redeemable. The Fund’s shares (“Shares”) are not redeemable by retail investors and may be redeemed only by Authorized Participants at NAV and only in Creation Units. A retail investor generally incurs brokerage costs when selling shares.

No Guarantee of Active Trading Market [Member]
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●	No Guarantee of Active Trading Market. While shares are listed on the Exchange, there can be no assurance that an active trading market for the shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Trading Issues [Member]
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●	Trading Issues. Trading in shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares will continue to meet the listing requirements of the Exchange which may result in the shares being delisted. An active trading market for the shares may not be developed or maintained. If the shares are traded outside a collateralized settlement system, the number of financial institutions that can act as Authorized Participants that can post collateral on an agency basis is limited, which may limit the market for the shares.

Market Price Variance Risk [Member]
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●	Market Price Variance Risk. The market prices of shares will fluctuate in response to changes in NAV and supply and demand for shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the shares. There may be times when the market price and the NAV vary significantly. This means that shares may trade at a discount to NAV.

●	In times of market stress, market makers may step away from their role market making in the shares and in executing trades, which can lead to differences between the market value of the shares and the Fund’s NAV.

●	The market price of the shares may deviate from the Fund’s NAV, particularly during times of market stress, with the result that investors may pay significantly more or significantly less the shares than the Fund’s NAV, which is reflected in the bid and ask price for the shares or in the closing price.

●	In stressed market conditions, the market for the shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Shares may, in turn, lead to differences between the market value of the shares and the Fund’s NAV.

Authorized Participant Risk [Member]
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●	Authorized Participant Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as an Authorized Participant on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting. Authorized Participant concentration risk may be heightened for investments or instruments that have lower trading volumes.

Future Exchange Position Limit Risk [Member]
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Future Exchange Position Limit Risk. Ether Futures Contracts are subject to position limits established by the CME, another futures exchange or the CFTC. The position limits by a futures exchange prevent any single investor, such as the Fund (together with all other accounts managed by the Adviser required to be aggregated), from holding more than a specified number of Ether Futures Contracts. Such position limits may prevent the Fund from entering into the desired amount of Ether Futures Contracts at times. Because the Fund is new, it does not anticipate that the CME’s and any other futures exchange’s position limits will adversely affect the Fund’s ability to achieve its 100% notional exposure to ether until the Fund’s assets under management grow significantly. Any modification to the Fund’s exposure to ether may cause the Fund to exit its Ether Futures Contracts at disadvantageous times or prices, potentially subjecting the Fund to substantial losses, and prevent the Fund from achieving its investment objective. The Fund may not succeed in achieving or maintaining 100% notional exposure to ether, possibly maintaining substantially lower exposure for extended periods of time.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares [Member]
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Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for shares (including through a trading halt), as well as other factors, may result in shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the shares that were bought or sold or the shareholder may be unable to sell his or her shares. The investments held by the Fund may be trade in markets that close at a different time than the Exchange. Liquidity in those investments may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s shares may become less liquid in response to deteriorating liquidity, in the markets for the Fund’s underlying holdings. There are various methods by which investors can purchase and sell shares. Investors should consult their financial intermediaries before purchasing or selling shares of the Fund.

Management Risk [Member]
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Management Risk. The Adviser’s dependence on its judgments about the attractiveness, value and potential appreciation of derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.

Market and Geopolitical Risk [Member]
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Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Investments in the Fund’s portfolios may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, tariffs and trade wars, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Money Market Fund Risk [Member]
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Money Market Fund Risk. The Fund may invest in money market funds in order to manage its cash component. An investment in a money market fund is not insured or guaranteed by a Federal Deposit Insurance Corporation or any other government agency. Although such funds seek to preserve the value of the Fund’s investment at $1.00 per share, it is possible to lose money by investing in a money market fund. The Fund may invest in an affiliated money market fund. The Adviser, therefore, is subject to conflicts of interest in allocating the Fund’s assets to the affiliated fund because it will receive more revenue to the extent it selects the affiliated fund rather than an unaffiliated fund for inclusion in the Fund’s portfolio.

Operational Risk [Member]
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Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, fraud or manipulation (including a hack) of ETP, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures. These risks may result in a significant value impact to the Fund.

Wholly-Owned Subsidiary Risk [Member]
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Wholly-Owned Subsidiary Risk: The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections or regulatory requirements of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary. At or around quarter-end, in order to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, the Fund may reduce the gross assets it has invested in its Subsidiary. Because of this, there may be increased trading activity in the Fund’s Shares during such periods which could result in widening of bid-ask spreads and more greater premiums or discounts to the NAV of the Fund.

Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	As with all funds, there is the risk that you could lose money through your investment in the Fund.